Note 4 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Aggregate
Acquisitions

Accounts receivable	$61,987
Other current assets	25,965
Non-current assets	12,686
Accounts payable	(19,013)
Accrued liabilities	(25,282)
Other current liabilities	(19,524)
Non-current liabilities	(1,385)
Deferred tax liabilities	(34,749)
Redeemable non-controlling interest	(95,143)
$(94,458)

Cash consideration, net of cash acquired of $27,412	$212,246
Acquisition date fair value of contingent consideration	52,802
Total purchase consideration	$265,048

Acquired intangible assets (note 9)	$156,522
Goodwill	$202,984
	Roofing Corp	All other
	of America	acquisitions	Total

Accounts receivable	$83,943	$27,919	$111,862
Other current assets	26,362	5,089	31,451
Non-current assets	22,871	6,581	29,452
Accounts payable	(30,531)	(13,826)	(44,357)
Accrued liabilities	(14,171)	(4,592)	(18,763)
Other current liabilities	(13,364)	(5,507)	(18,871)
Non-current liabilities	(5,491)	(3,378)	(8,869)
Deferred tax liabilities	(5,062)	(14,243)	(19,305)
Redeemable non-controlling interest	(46,255)	(17,604)	(63,859)
	$18,302	$(19,561)	$(1,259)

Cash consideration	$445,160	$146,265 (1)	$591,425
Less: cash acquired	(19,883)	(9,735)	(29,618)
Acquisition date fair value of contingent consideration	21,902	10,669	32,571
Total purchase consideration	$447,179	$147,199	$594,378

Acquired intangible assets	$234,770 (2)	$71,121	$305,891
Goodwill	$194,107	$95,639	$289,746

Business Acquisition, Pro Forma Information [Table Text Block]
	Revenues	Net earnings

Actual from acquired entities for 2024	$182,065	$18,288
Supplemental pro forma for 2024 (unaudited)	5,367,848	204,129
Supplemental pro forma for 2023 (unaudited)	5,126,900	218,921